UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2012
(Unaudited)

	Principal Amount ($)	Security*	Value (Note 1)

Corporate Bonds - 0.18%
Consumer Products - 0.18%	1,160,437	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (c)	$250,886

		Total Corporate Bonds (Cost $1,160,437)	250,886

	Shares

Common Stocks - 91.14%
Annuities & Mutual Fund Management & Sales - 4.51%	269,000	Bank of New York Mellon Corp. (The)	6,490,970

Automotive - 4.39%	209,200	Toyota Industries Corp. (Japan)	6,308,605

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b) (c)	1,696

Depository Institutions - 3.43%	419,000	Chong Hing Bank, Ltd. (Hong Kong)	741,359
	492,900	KeyCorp	4,189,650

			4,931,009

Diversified Operations - 11.58%	218,137	Brookfield Asset Management, Inc., Class A (Canada)	6,886,585
	595,000	Hutchison Whampoa, Ltd. (Hong Kong)	5,945,748
	702,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	3,820,104

			16,652,437

Holding Companies - 20.14%	4,000	Capital Southwest Corp.	378,200
	935,000	Cheung Kong Holdings, Ltd. (Hong Kong)	12,076,479
	341,804	Investor AB, Class A (Sweden)	7,408,733
	9,006,000	Lai Sun Garment International, Ltd. (Hong Kong) (b)	753,829
	164,995	RHJ International (Belgium) (b)	974,843
	2,446,000	Wheelock & Co., Ltd. (Hong Kong)	7,370,553

			28,962,637

Insurance & Reinsurance - 0.35%	911	Alleghany Corp. (b)	299,810
	400	White Mountains Insurance Group, Ltd.[1]	200,688

			500,498

Manufactured Housing - 1.44%	44,309	Cavco Industries, Inc. (b)	2,063,913

Non-U.S. Real Estate Operating Companies - 20.32%	1,050,000	Hang Lung Group, Ltd. (Hong Kong)	6,794,432
	911,000	Hang Lung Properties, Ltd. (Hong Kong)	3,337,555
	3,460,129	Henderson Land Development Co., Ltd. (Hong Kong)	19,092,856

			29,224,843

Oil & Gas Production & Services - 2.97%	39,000	Cenovus Energy, Inc. (Canada)	1,401,660
	16,500	Devon Energy Corp.	1,173,480
	86,000	EnCana Corp. (Canada)	1,689,900

			4,265,040

Semiconductor Equipment
Manufacturers - 1.23%	142,500	Applied Materials, Inc.	1,772,700

Steel & Specialty Steel - 8.19%	140,659	POSCO, ADR (South Korea)	11,773,158

Telecommunications Equipment - 2.01%	69,039	Sycamore Networks, Inc. (b)	1,224,752
	413,100	Tellabs, Inc.	1,673,055

			2,897,807

U.S. Real Estate Operating Companies - 6.30%	373,917	Forest City Enterprises, Inc., Class A (b)	5,855,540
	112,008	Tejon Ranch Co. (b)	3,207,909

			9,063,449

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2012
(Unaudited)

	Shares	Security*	Value (Note 1)

Common Stocks (continued)
Utilities, Utility Service Companies & Waste Management - 4.28%	379,400	Covanta Holding Corp.	$6,157,662

		Total Common Stocks (Cost $146,246,434)	131,066,424

		Total Investment Portfolio - 91.32% (Cost $147,406,871)	131,317,310

		Other Assets less Liabilities - 8.68%	12,485,409

		NET ASSETS - 100.00% (Applicable to 11,091,100 shares outstanding)	$143,802,719

		NET ASSET VALUE PER SHARE	$12.97

Notes:

(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Restricted security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

33,915	Home Products International, Inc. – common stock	5/30/07	$3,749,309	$0.05

$1,160,437	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	3/16/07-10/24/11	1,160,437	21.62

At March 31, 2012, these restricted securities had a total market value of $252,582 or 0.18% of net assets of the Portfolio.

*	All are in U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.

ADR: American Depositary Receipt.
PIK: Payment-in-kind.

Country Concentration

% of Net Assets

Hong Kong	41.67%
United States	24.30
South Korea	8.19
Canada	6.94
Sweden	5.15
Japan	4.39
Belgium	0.68

Total	91.32%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
March 31, 2012
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio” or the “Fund”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At March 31, 2012, such securities had a total fair value of $252,582 or 0.18% of net assets. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stocks and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2012:

Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Annuities & Mutual Fund Management & Sales	$6,490,970
Automotive	6,308,605
Depository Institutions	4,931,009
Diversified Operations	16,652,437
Holding Companies	28,962,637
Insurance & Reinsurance	500,498
Manufactured Housing	2,063,913
Non-U.S. Real Estate Operating Companies	29,224,843
Oil & Gas Production & Services	4,265,040
Semiconductor Equipment Manufacturers	1,772,700
Steel & Specialty Steel	11,773,158
Telecommunications Equipment	2,897,807
U.S. Real Estate Operating Companies	9,063,449
Utilities, Utility Service Companies & Waste Management	6,157,662

Total for Level 1 Securities	131,064,728

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks - Consumer Products	1,696
Corporate Bonds - Consumer Products	250,886

Total for Level 3 Securities	252,582

Total Value of Investments	$131,317,310

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

During the three months ending March 31, 2012, the Portfolio recognized no transfers to/from Level 1 and Level 2.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation)	Balance as of 3/31/12 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Common Stocks -
Consumer Products	$1,696	$—	$1,696	$—
Corporate Bonds -
Consumer Products	169,888	80,998	250,886	80,998

Total	$171,584	$80,998	$252,582	$80,998

The Trust’s Valuation Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Trust’s Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of March 31, 2012:

Gross unrealized appreciation	$13,374,823
Gross unrealized depreciation	(29,464,384)

Net unrealized depreciation	$(16,089,561)

Aggregate book cost	$147,406,871

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	May 25, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	May 25, 2012

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	May 25, 2012